NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS

	February 28, 2025

		Fair
Common Stock - 93.1%	Shares	Value
Canadian Midstream - 1.5%
Keyera Corp(1)(3)(4)	90,000	$2,639,502
Pembina Pipeline Corporation(3)(4)	3,435	133,530
		2,773,032
Cryptocurrency Miners - 1.8%
Cleanspark, Inc.(1)(2)	200,000	1,598,000
Core Scientific Inc(1)(2)	150,000	1,674,000
		3,272,000
Electrical Power Equipment - 2.2%
GE Vernova, Inc.(1)	12,000	4,022,160

Engineering & Construction - 1.1%
Quanta Services Inc(1)	8,000	2,077,040

Exploration & Production - 2.5%
Viper Energy Inc	100,000	4,657,000

Integrated Oil - 2.3%
Cenovus Energy Inc.(1)(3)	300,000	4,152,000

Large Cap Diversified C Corps - 40.9%
Cheniere Energy, Inc.	70,000	15,999,200
Kinder Morgan, Inc.(1)	440,000	11,924,000
ONEOK, Inc.	160,000	16,062,400
Pembina Pipeline Corporation(3)	236,565	9,195,282
TC Energy Corp(1)(3)	230,000	10,290,200
Williams Companies, Inc.	205,000	11,926,900
		75,397,982
Natural Gas Gatherers & Processors - 17.5%
DT Midstream, Inc.(1)	100,000	9,609,000
Kinetik Holdings, Inc.(1)	96,000	5,600,640
Targa Resources Corporation(1)	85,000	17,146,200
		32,355,840
Natural Gas Transportation & Storage - 1.6%
Venture Global, Inc.(1)(2)	200,000	3,018,000

Other C-Corps - 2.6%
EQT Corp	100,000	4,817,000

Refiners - 2.8%
Phillips 66	40,000	5,187,600

Solar Equipment - 1.0%
First Solar Inc(2)	13,000	1,770,340

Utilities - 14.4%
Constellation Energy Corp(1)	18,000	4,509,810
NextEra Energy, Inc.(1)	41,000	2,876,970
Sempra	50,000	3,578,500
Talen Energy Corp(1)(2)	24,000	4,990,800
Vistra Corporation(1)	80,000	10,692,800
		26,648,880
YieldCo - 0.9%
Clearway Energy, Inc.(1)	60,000	1,681,200
Total Common Stocks (Cost $160,907,260)		$171,830,074

MLP Investments and Related Companies - 43.5%	Units
Coal - 2.8%
Alliance Resource Partners LP(1)	200,000	$5,248,000

Large Cap Diversified C Corps - 6.3%
Plains GP Holdings, L.P.	540,000	11,664,000

Large Cap MLP - 21.9%
Energy Transfer, L.P.(1)	900,000	17,361,000
Enterprise Products Partners L.P.	190,000	6,347,900
MPLX, L.P.	310,000	16,712,100
		40,421,000
Natural Gas Gatherers & Processors - 11.1%
Hess Midstream, L.P.	275,000	11,475,750
Western Midstream Partners, L.P.	220,000	8,927,600
		20,403,350
Upstream MLPs - 1.4%
TXO Energy Partners, L.P.(1)	130,000	2,536,300
Total MLP Investments and Related Companies (Cost $67,230,493)		$80,272,650

Preferred Stock - 1.3%
Crude Oil & Refined Products - 0.3%
NGL Energy Partners, L.P.(1)	20,313	$484,262

Utilities - 1.0%
NextEra Energy Capital Holdings, Inc.(1)	81,000	1,897,830
Total Preferred Stock (Cost $2,549,836)		$2,382,092

Short-Term Investments - Investment Companies - 9.4%	Shares
First American Government Obligations Fund - Class X, 4.29%(1)(5)	8,633,656	$8,633,656
First American Treasury Obligations Fund - Class X, 4.28%(1)(5)	8,633,656	8,633,656
Total Short-Term Investments - Investment Companies (Cost $17,267,312)		$17,267,312

Total Investments - 147.3% (Cost $247,954,902)		$271,752,128
Written Options (6) - 0.0% (Premiums Received $243,035)		5,312
Liabiliities in Excess of Other Assets - (47.3)%		(87,298,121)
Net Assets Applicable to Common Stockholders - 100.0%		$184,454,007

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2025. As such, it is classified as a non-income producing security as of February 28, 2025.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 14.32%.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of February 28, 2025, the value of these investments was $2,773,032 or 1.50% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2025.

(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Constellation Energy Corp, Call Option	$320.00	2/28/2025	USD	200	$14,504	$500	(14,004)
	Cleanspark, Inc., Call Option	$10.00	2/28/2025	USD	1,152	$10,348	$1,152	(9,196)
	Core Scientific, Inc., Call Option	$11.50	2/28/2025	USD	1,500	$60,348	$3,000	(57,348)
	First Solar, Inc., Call Option	$165.00	2/28/2025	USD	130	$33,767	$130	(33,637)
	Vistra Corp, Call Option	$155.00	2/28/2025	USD	170	$95,123	$170	(94,953)
	Vistra Corp, Call Option	$180.00	2/28/2025	USD	360	$28,944	$360	(28,584)
						$243,035	$5,312	$(237,723)

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2025	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$171,830,074	$171,830,074	$-	$-
Master Limited Partnerships and Related Companies (a)	80,272,650	80,272,650	-	-
Preferred Stock (a)	2,382,092	2,382,092	-
Total Equity Securities	254,484,816	254,484,816	-	-
Other Short Term Investments (a)	17,267,312	17,267,312	-	-
Total Other	17,267,312	17,267,312	-	-
Total Assets	$271,752,128	$271,752,128	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2025.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2025.